Shareholder Fees	Nov. 15, 2021
First Trust SMID Cap Rising Dividend Achievers ETF | First Trust SMID Cap Rising Dividend Achievers ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none